ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES [Abstract]
Schedule of Accrued Expenses

	December 31, 2013	December 31, 2012

Salaries and bonus payable	$76,047	$84,557
Sales tax payable	212,645	124,207
Payable to broker for AES transaction	-	63,000
Interest payable	42,357	25,452
Accrued state margin tax	95,927	-
Other	276,326	26,201

Total Accrued Expenses	$703,302	$323,417